Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 103,123	¥ 709,019	¥ 442,532
Short-term deposits	724,867	4,983,825	593,241
Short-term investments	43,657	300,162	0
Accounts receivable, net	6,378	43,849	29,847
Amounts due from related parties	34,738	238,839	113,311
Prepayments and other current assets	46,468	319,493	71,376
Total current assets	959,231	6,595,187	1,250,307
Non-current assets
Deferred tax assets	4,501	30,945	0
Investments	31,973	219,827	10,299
Property and equipment, net	12,715	87,419	32,315
Intangible assets, net	7,560	51,979	5,620
Prepayments and other non-current assets	17,574	120,830	2,000
Total non-current assets	74,323	511,000	50,234
Total assets	1,033,554	7,106,187	1,300,541
Current liabilities
Accounts payable (including amounts of the consolidated variable interest entity and its subsidiaries ("VIEs") without recourse to the Company of RMB5,796 and RMB9,221 as of December 31, 2017 and 2018, respectively)	1,341	9,221	5,796
Deferred revenue (including amounts of the consolidated VIEs without recourse to the Company of RMB243,419 and RMB469,378 as of December 31, 2017 and 2018, respectively)	68,268	469,378	243,419
Advances from customers (including amounts of the consolidated VIEs without recourse to the Company of RMB3,962 and RMB14,403 as of December 31, 2017 and 2018, respectively)	2,095	14,403	3,962
Accrued liabilities and other current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB407,849 and RMB786,612 as of December 31, 2017 and 2018, respectively)	124,034	852,771	424,078
Amounts due to related parties (including amounts of the consolidated VIEs without recourse to the Company of RMB8,242 and RMB31,722 as of December 31, 2017 and 2018, respectively)	5,043	34,673	8,395
Total current liabilities	200,781	1,380,446	685,650
Non-current liabilities
Deferred revenue (including amounts of the consolidated VIEs without recourse to the Company of RMB45,024 and RMB80,734 as of December 31, 2017 and 2018, respectively)	11,742	80,734	45,024
Total non-current liabilities	11,742	80,734	45,024
Total liabilities	212,523	1,461,180	730,674
Commitments and contingencies
Mezzanine equity
Total mezzanine equity			509,668
Shareholders' equity
Additional paid-in capital	1,115,243	7,667,855	140,792
Statutory reserves	5,037	34,634	0
Accumulated deficit	(352,583)	(2,424,182)	(80,968)
Accumulated other comprehensive income	53,315	366,567	308
Total shareholders' equity	821,031	5,645,007	60,199
Total liabilities, mezzanine equity and shareholders' equity	1,033,554	7,106,187	1,300,541
Series A-1 Redeemable Convertible Preferred Stock [Member]
Mezzanine equity
Preferred shares	0	0	407,734
Series A-2 Preferred Stock [Member]
Mezzanine equity
Preferred shares	0	0	101,934
Series B-2 Preferred Shares [Member]
Mezzanine equity
Preferred shares	0	0	0
Total mezzanine equity		0	0
Common Class A [Member]
Shareholders' equity
Ordinary shares	4	29	1
Total shareholders' equity		29	1
Common Class B [Member]
Shareholders' equity
Ordinary shares	$ 15	104	66
Total shareholders' equity		¥ 104	¥ 66